Federal Income Taxes (Significant Components Of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets
Future contract benefits and other contract holder funds	$ 410	$ 1,338
Reinsurance-related embedded derivative liability		43
Compensation and benefit plans	172	198
Intangibles	21	24
Net unrealized loss on fixed maturity AFS securities	2,265
Net unrealized loss on trading securities	70
Investment activity	273
Tax credits	101	58
Net operating losses	278	292
Other	57	62
Total deferred tax assets	3,647	2,500
Deferred Tax Liabilities
DAC	1,529	1,520
VOBA	213	232
Net unrealized gain on fixed maturity AFS securities		2,830
Net unrealized gain on trading securities		65
Investment activity		325
Reinsurance-related embedded derivative asset	87
Other	371	206
Total deferred tax liabilities	2,334	5,178
Net deferred tax asset (liability)	$ 1,313
Net deferred tax asset (liability)		$ (2,678)